Equity (Details Narrative) - USD ($)								1 Months Ended		12 Months Ended
	Dec. 05, 2025	Aug. 27, 2025	Jan. 31, 2025	Jan. 03, 2025	Dec. 30, 2024	Aug. 26, 2024	Dec. 14, 2023	May 31, 2025	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Nov. 26, 2025	Sep. 03, 2025	Jul. 01, 2025	Apr. 25, 2025	Apr. 21, 2025	Jan. 07, 2025	Jan. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value										$ 0.0001	$ 0.0001
Common stock voting rights										The Class A Common Stock and Class B Common Stock entitle their holders to one vote per share and ten votes per share, respectively, on each matter properly submitted to the stockholders entitled to vote thereon.
Preferred Stock, Issued										1	1
Total consideration payable in shares of class A common stock										$ 1,500
Common stock par value										$ 0.0001	$ 0.0001
Description of equity facility financing agreement										10,000 shares or (ii) such amount as is equal to 100% of the average daily volume traded of the Class A common stock during the five trading days immediately prior to the date the Company requests each Advance
Common stock, shares authorized										275,000,000	275,000,000
Gain (loss) on extinguishment of liability										$ 4,488,627	$ 680,762
Grant date fair value of shares issued										$ 329,996	$ 784,943
Common stock, shares issued										10,546,333	819,516
Vidello Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued			89,820
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares excercised										200,954
Private Placement [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of private placement								$ 330,000
Private Placement [Member] | Investor [Member] | May 2025 Prefunded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding								32,352
Excercise price								$ 3.40
Yorkville Standby Equity Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Percentage of lowest daily volume weighted average price							90.00%
Commitment fee payable							$ 500,000
Maximum floor price							$ 1,000											$ 20.00
Floor price adjustment							The Floor Price shall be adjusted (downwards only) to equal 20% of the average VWAP for the five trading days immediately prior to the date of effectiveness of the initial Registration Statement.
Maximum percentage of closing price on trading day							75.00%
ATM Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Commission rate percentage		3.00%
Incidental expense		$ 2,500
Common stock, shares issued										1,816,387
Net proceeds										$ 3,429,257
ATM Agreement [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Legal fees		100,000
Wainwright reimbursement		$ 5,000
Consulting Agreement [Member] | Hudson Global Ventures, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Grant date fair value of shares issued				$ 232,500
Common stock, shares issued				15,000									52,000	23,600	40,000
Verista Partners Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Grant date fair value of shares issued						$ 49,800
Common stock, shares issued						3,000
Series FE Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Issued
Series FE Preferred Stock [Member] | Merger Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Issued										1
Preferred stock term										2
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized										250,000,000	250,000,000
Common stock, shares issued										10,315,219	588,402
Common Class A [Member] | Vidello Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Grant date fair value of shares issued			$ 1,661,677
Number of shares issued			89,820
Common Class A [Member] | CP BF [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued																	4
Prefunded warrant exercised																	4
Common Class A [Member] | Alco [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued																104,882
Common Class A [Member] | FEIV [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued												1,176,628
Common Class A [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized								31,885
Price per share								$ 6.90
Common Class A [Member] | Private Placement [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized								31,884
Price per share								$ 6.90
Common Class A [Member] | Private Placement [Member] | Investor [Member] | May 2025 Prefunded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued by exercise of warrants								32,352
Common Class A [Member] | ATM Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value		$ 0.0001
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total consideration payable in shares of class A common stock							$ 100,000,000
Common stock par value							$ 0.0001
Description of equity facility financing agreement							9.99%
Percentage of average daily volume weighted average price							95.00%
Percentage of lowest daily volume weighted average price							96.00%
Percentage of voting power							9.99%
Percentage of outstanding shares							19.99%
Shares issued as payment of deferred fee									1,420
Common stock price per share							$ 5,000
Maximum conversion price							1,000
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member] | Option 1 Advance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized										1,266,001
Aggregate gross proceeds from offering										$ 6,473,887
Gain (loss) on extinguishment of liability										$ 340,850
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member] | Option 2 Advance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized										1,616,000
Gain (loss) on extinguishment of liability										$ 467,656
Derivative liabilities										$ 467,656
Shares sold					30,489					1,616,000
Gross proceeds					$ 48,000					$ 11,222,588
Common Class A [Member] | ATM Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Grant date fair value of shares issued	$ 8,200,000
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized										25,000,000	25,000,000
Common stock, shares issued										231,114	231,114
Common Class B [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value							$ 0.0001
Percentage of voting power							9.99%
Percentage of outstanding shares							19.99%
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value										$ 0.0001
Preferred Stock, Issued
Preferred Stock [Member] | Series FE Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Grant date fair value of shares issued